Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Leases
Fixed operating lease costs	$ 449	$ 436	$ 950	$ 861	$ 1,766	$ 1,604
Short-term lease costs	11	14	24	27	13
Total lease cost	$ 460	$ 450	$ 974	$ 888	$ 1,779	$ 1,604